CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Convertible Series C Preferred Stock	Redeemable Convertible Series B Preferred Stock	Convertible Series A Preferred Stock	Common Stock	Additional Paid-In Capital	Warrants	Accumulated Deficit	Total
Balance at Dec. 31, 2014	$ 0	$ 0		$ 16,000	$ 2,257,771	$ 190,000	$ (2,917,319)	$ (453,548)
Balance (in shares) at Dec. 31, 2014				16,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, net of issuance costs of $3,920				$ 242	720,827			721,069
Issuance of common stock, net of issuance costs of $3,920 (in shares)				241,663
Issuance of common stock for services				$ 24	167,976			168,000
Issuance of common stock for services (in shares)				24,000
Issuance of Series A Preferred Stock and common stock warrants, net of issuance costs of $19,700			$ 1,317,141			113,161		1,430,302
Issuance of Series A Preferred Stock and common stock warrants, net of issuance costs of $19,700 (in shares)			580,000
Common stock warrants issued for services						456,225		456,225
Stock based compensation expense					351,845			351,845
Issuance of Series B and Series C Preferred Stock net of issuance costs of $493,770 and $92,331 for December 31, 2015 and December 31, 2016, repectively		$ 1,580,422
Issuance of Series B and Series C Preferred Stock net of issuance costs of $493,770 and $92,331 for December 31, 2015 and December 31, 2016, repectively (in shares)		5,000
Conversion of Series A and Series B Preferred Stock and conversion liability into common stock at $0.80 per share and $0.80 and $0.40 per share for 2015 and 2016, respectively			$ (1,317,141)	$ 1,812	2,301,329			986,000
Conversion of Series A and Series B Preferred Stock and conversion liability into common stock at $0.80 per share and $0.80 and $0.40 per share for 2015 and 2016, respectively (in shares)			(580,000)	1,812,500
Compensation expense from issuance of restricted common stock to employees and board members				$ 1,200	61,300			62,500
Compensation expense from issuance of restricted common stock to employees and board members (in shares)				1,200,000
Conversion of Series B and Series C Preferred Stock to common stock		$ (217,222)		$ 625	225,939			226,564
Conversion of Series B and Series C Preferred Stock to common stock (in shares)		(500)		625,000
Net loss for the year							(4,841,161)	(4,841,161)
Balance at Dec. 31, 2015	0	$ 1,363,200	$ 0	$ 19,903	6,086,987	759,386	(7,758,480)	$ (892,204)
Balance (in shares) at Dec. 31, 2015				19,903,163				19,903,163
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for license				$ 100	49,900			$ 50,000
Issuance of common stock for license (in shares)				100,000
Common stock warrants issued for services						78,325		78,325
Stock based compensation expense					706,368			706,368
Issuance of Series B and Series C Preferred Stock net of issuance costs of $493,770 and $92,331 for December 31, 2015 and December 31, 2016, repectively	$ 407,669
Issuance of Series B and Series C Preferred Stock net of issuance costs of $493,770 and $92,331 for December 31, 2015 and December 31, 2016, repectively (in shares)	500
Conversion of Series A and Series B Preferred Stock and conversion liability into common stock at $0.80 per share and $0.80 and $0.40 per share for 2015 and 2016, respectively		$ (193,537)		$ 1,162	206,207			207,369
Conversion of Series A and Series B Preferred Stock and conversion liability into common stock at $0.80 per share and $0.80 and $0.40 per share for 2015 and 2016, respectively (in shares)		(469)		1,162,500
Conversion of Series B and Series C Preferred Stock to common stock	$ (114,000)			$ 398	113,602			114,000
Conversion of Series B and Series C Preferred Stock to common stock (in shares)	(114)			397,500
Beneficial conversion feature upon issuanceof Series C Preferred Stock					325,000			325,000
Deemed dividend from beneficial conversion feature of Series C Preferred Stock					(325,000)			(325,000)
Net loss for the year							(3,178,093)	(3,178,093)
Balance at Dec. 31, 2016	$ 293,669	$ 1,169,663		$ 21,563	$ 7,163,064	$ 837,711	$ (10,936,573)	$ (2,914,235)
Balance (in shares) at Dec. 31, 2016			0	21,563,163				21,563,163
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year								$ (2,466,114)
Balance at Sep. 30, 2017								$ (3,229,733)
Balance (in shares) at Sep. 30, 2017								30,670,663